Asset Retirement Obligation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Abstract]
Information related to asset retirement obligation

Balance at December 31, 2011	$180,662
Additions to asset retirement obligations	155
Accretion expense	1,976
Liabilities settled	(1,338)

Balance at March 31, 2012	$181,455

Balance at December 31, 2009	$160,260
Revisions in cash flow estimates	7,809
Additions to asset retirement obligations	261
Accretion expense	10,751
Liabilities settled	(5,408)

Balance at December 31, 2010	173,673
Additions to asset retirement obligations	708
Accretion expense	10,573
Liabilities settled	(4,292)

Balance at December 31, 2011	$180,662